Commitments and contingencies - Estimates of Future Commitments (Detail) - USD ($) $ in Thousands				12 Months Ended
	Oct. 30, 2018	Jun. 22, 2017	May 06, 2014	Dec. 31, 2018
Commitments Disclosure [Line Items]
Year 1				$ 243,130
Year 2				110,155
Year 3				84,529
Year 4				87,629
Year 5				81,503
Thereafter				730,663
Total				1,337,609
Power purchase
Commitments Disclosure [Line Items]
Year 1				46,536
Year 2				10,896
Year 3				11,114
Year 4				11,338
Year 5				11,566
Thereafter				191,208
Total				282,658
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1				77,658
Year 2				51,349
Year 3				27,672
Year 4				24,422
Year 5				22,424
Thereafter				48,313
Total				251,838
Service agreements
Commitments Disclosure [Line Items]
Year 1				43,732
Year 2				39,093
Year 3				38,451
Year 4				37,463
Year 5				40,737
Thereafter				312,559
Total				512,035
Capital projects
Commitments Disclosure [Line Items]
Year 1				67,575
Year 2				1,663
Year 3				196
Year 4				7,330
Year 5				0
Thereafter				0
Total				76,764
Operating leases
Commitments Disclosure [Line Items]
Year 1				7,629
Year 2				7,154
Year 3				7,096
Year 4				7,076
Year 5				6,776
Thereafter				178,583
Total				214,314
Gaia Power Inc. vs APUC
Commitments Disclosure [Line Items]
Damages claimed by other party in lawsuit	$ 345,000
Punitive damages claimed by other party in lawsuit	$ 25,000
Lawsuit vs. Mountain Water Company and City of Missoula
Commitments Disclosure [Line Items]
Fair value of condemned property			$ 88,600
Litigation settlement, amount		$ 83,863
Gain on long-lived assets				$ 4,370